ENVIRONMENTAL MATTERS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Emvironmental Matters [Line Items]
Environmental disbursements	$ 50,523	$ 66,164
Commitments for disbursements in project	$ 20,991	$ 23,928
Environmental disbursement one [Member]
Disclosure Of Emvironmental Matters [Line Items]
Description of name of project	Environmental improvement studies	Environmental improvement studies
Disclosure of status of project	In process	In process
Environmental disbursements	$ 104	$ 1,624
Description of nature of disbursement	Assets	Assets
Detailed description of nature of disbursement	Properties, plants and equipments	Properties, plants and equipments
Commitments for disbursements in project	$ 1,222	$ 608
Estimated completion date of project	2025	2024
Environmental disbursement two [Member]
Disclosure Of Emvironmental Matters [Line Items]
Description of name of project	Investment projects for the control and management of gas emissions from industrial process	Investment projects for the control and management of hazardous liquids and water energy optimization of industrial plants
Disclosure of status of project	In process	In process
Environmental disbursements	$ 0	$ 9,095
Description of nature of disbursement	Assets	Assets
Detailed description of nature of disbursement	Properties, plants and equipments	Properties, plants and equipments
Commitments for disbursements in project	$ 511	$ 4,019
Estimated completion date of project	2025	2024
Environmental disbursement three [Member]
Disclosure Of Emvironmental Matters [Line Items]
Description of name of project	Investment projects for the control and management of hazardous liquids and water energy optimization of industrial plants	Expansion of solid industrial waste dumpsite for management of these in the future
Disclosure of status of project	In process	In process
Environmental disbursements	$ 2,516	$ 5,102
Description of nature of disbursement	Assets	Assets
Detailed description of nature of disbursement	Properties, plants and equipments	Properties, plants and equipments
Commitments for disbursements in project	$ 5,070	$ 13,072
Estimated completion date of project	2025	2024
Environmental disbursement four [Member]
Disclosure Of Emvironmental Matters [Line Items]
Description of name of project	Expansion of solid industrial waste dumpsite for management of these in the future	Environmental improvement studies
Disclosure of status of project	In process	In process
Environmental disbursements	$ 4,256	$ 19,046
Description of nature of disbursement	Assets	Expense
Detailed description of nature of disbursement	Properties, plants and equipments	Operating costs
Commitments for disbursements in project	$ 8,816	$ 0
Estimated completion date of project	2025	2024
Environmental disbursement five [Member]
Disclosure Of Emvironmental Matters [Line Items]
Description of name of project	Environmental improvement studies	Expansion of solid industrial waste dumpsite for management of these in the future
Disclosure of status of project	In process	In process
Environmental disbursements	$ 16,822	$ 17,397
Description of nature of disbursement	Expense	Expense
Detailed description of nature of disbursement	Operating costs	Operating costs
Commitments for disbursements in project	$ 0	$ 0
Estimated completion date of project	2025	2024
Environmental disbursement six [Member]
Disclosure Of Emvironmental Matters [Line Items]
Description of name of project	Expansion of solid industrial waste dumpsite for management of these in the future	Environmental improvement studies
Disclosure of status of project	In process	In process
Environmental disbursements	$ 17,365	$ 1,395
Description of nature of disbursement	Expense	Assets
Detailed description of nature of disbursement	Operating costs	Properties, plants and equipments
Commitments for disbursements in project	$ 0	$ 918
Estimated completion date of project	2025	2024
Environmental disbursement seven [Member]
Disclosure Of Emvironmental Matters [Line Items]
Description of name of project	Environmental improvement studies	Investment projects for the control and management of hazardous liquids and water energy optimization of industrial plants
Disclosure of status of project	In process	In process
Environmental disbursements	$ 1,799	$ 3,677
Description of nature of disbursement	Assets	Expense
Detailed description of nature of disbursement	Properties, plants and equipments	Operating costs
Commitments for disbursements in project	$ 270	$ 127
Estimated completion date of project	2025	2024
Environmental disbursement eight [Member]
Disclosure Of Emvironmental Matters [Line Items]
Description of name of project	Investment projects for the control and management of hazardous liquids and water energy optimization of industrial plants	Environmental improvement studies
Disclosure of status of project	In process	Finished
Environmental disbursements	$ 0	$ 336
Description of nature of disbursement	Assets	Expense
Detailed description of nature of disbursement	Properties, plants and equipments	Operating costs
Commitments for disbursements in project	$ 553	$ 0
Estimated completion date of project	2025	2023
Environmental disbursement nine [Member]
Disclosure Of Emvironmental Matters [Line Items]
Description of name of project	Investment projects for the control and management of hazardous liquids and water energy optimization of industrial plants	Environmental improvement studies
Disclosure of status of project	In process	In process
Environmental disbursements	$ 223	$ 1,895
Description of nature of disbursement	Expense	Expense
Detailed description of nature of disbursement	Operating costs	Operating costs
Commitments for disbursements in project	$ 127	$ 1,785
Estimated completion date of project	2025	2023
Environmental disbursement ten [Member]
Disclosure Of Emvironmental Matters [Line Items]
Description of name of project	Environmental improvement studies	Investment projects for the control and management of hazardous liquids and water energy optimization of industrial plants
Disclosure of status of project	In process	In process
Environmental disbursements	$ 2,372	$ 654
Description of nature of disbursement	Expense	Assets
Detailed description of nature of disbursement	Operating costs	Properties, plants and equipments
Commitments for disbursements in project	$ 1,881	$ 52
Estimated completion date of project	2025	2024
Environmental disbursement eleven [Member]
Disclosure Of Emvironmental Matters [Line Items]
Description of name of project	Investment projects for the control and management of hazardous liquids and water energy optimization of industrial plants	Expansion of solid industrial waste dumpsite for management of these in the future
Disclosure of status of project	In process	In process
Environmental disbursements	$ 496	$ 0
Description of nature of disbursement	Expense	Assets
Detailed description of nature of disbursement	Operating costs	Properties, plants and equipments
Commitments for disbursements in project	$ 41	$ 2,650
Estimated completion date of project	2025	2024
Environmental disbursement twelve [Member]
Disclosure Of Emvironmental Matters [Line Items]
Description of name of project	Expansion of solid industrial waste dumpsite for management of these in the future	Investment projects for the control and management of gas emissions from industrial process
Disclosure of status of project	In process	In process
Environmental disbursements	$ 150	$ 2,854
Description of nature of disbursement	Assets	Assets
Detailed description of nature of disbursement	Properties, plants and equipments	Properties, plants and equipments
Commitments for disbursements in project	$ 2,500	$ 697
Estimated completion date of project	2025	2024
Environmental disbursement thirteen [Member]
Disclosure Of Emvironmental Matters [Line Items]
Description of name of project	Expansion of solid industrial waste dumpsite for management of these in the future	Investment projects for the control and management of hazardous liquids and water energy optimization of industrial plants
Disclosure of status of project	In process	In process
Environmental disbursements	$ 803	$ 249
Description of nature of disbursement	Expense	Assets
Detailed description of nature of disbursement	Operating costs	Properties, plants and equipments
Commitments for disbursements in project	$ 0	$ 0
Estimated completion date of project	2025	2024
Environmental disbursement fourteen [Member]
Disclosure Of Emvironmental Matters [Line Items]
Description of name of project	Investment projects for the control and management of hazardous liquids and water energy optimization of industrial plants	Investment projects for the control and management of gas emissions from industrial process
Disclosure of status of project	Finished	Finished
Environmental disbursements	$ 3,249	$ 856
Description of nature of disbursement	Assets	Assets
Detailed description of nature of disbursement	Properties, plants and equipments	Properties, plants and equipments
Commitments for disbursements in project	$ 0	$ 0
Estimated completion date of project	2024	2023
Environmental disbursement fifteen [Member]
Disclosure Of Emvironmental Matters [Line Items]
Description of name of project	Investment projects for the control and management of gas emissions from industrial process	Investment projects for the control and management of hazardous liquids and water energy optimization of industrial plants
Disclosure of status of project	Finished	Finished
Environmental disbursements	$ 368	$ 1,984
Description of nature of disbursement	Assets	Assets
Detailed description of nature of disbursement	Properties, plants and equipments	Properties, plants and equipments
Commitments for disbursements in project	$ 0	$ 0
Estimated completion date of project	2024	2023